Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION SHARES ETF TRUST
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2024